General Information - Schedule of Major Shareholders and their Respective Percentage of Ownership (Details)	Dec. 31, 2022 shares
Disclosure of subsidiaries [line items]
Number of shares (in shares)	6,948,900
Ownership (%)	100.00%
GungHo Online Entertainment, Inc.
Disclosure of subsidiaries [line items]
Number of shares (in shares)	4,121,737
Ownership (%)	59.31%
Others
Disclosure of subsidiaries [line items]
Number of shares (in shares)	2,827,163
Ownership (%)	40.69%